Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	VERA BRADLEY, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-34918
Entity Tax Identification Number	27-2935063
Entity Address, Address Line One	12420 Stonebridge Road
Entity Address, City or Town	Roanoke
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46783
City Area Code	(877)
Local Phone Number	708-8372
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	VRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001495320
Amendment Flag	false